REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION (Schedule of Revenues within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 8,626	$ 14,052	$ 14,712
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,589	6,860	11,450
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	430	1,984	1,493
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	886	3,178	571
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	452	1,147	923
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 269	$ 883	$ 275